Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2014
Comprehensive Income (Loss) Disclosure [Abstract]
Comprehensive income (loss) [Text Block]

20. Comprehensive Income / (Loss):

During the six-month period ended June 30, 2013, Other comprehensive income / (loss) increased with net gains of $55,507 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of $37,326), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $20,030), (ii) the Net settlements on interest rate swaps qualifying for cash flow hedge associated with vessels under construction ($1,861) and (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($12). During the six-month period ended June 30, 2014, Other comprehensive income / (loss) increased with net gains of $18,900 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $8,862), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $21,596), (ii) the Net settlements on interest rate swaps qualifying for cash flow hedge associated with vessels under construction ($489), (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($51) and (iv) the amounts reclassified from net settlements on interest rate swaps qualifying for hedge accounting to Prepaid lease rentals ($6,604). As at June 30, 2013 and 2014, Comprehensive income / (loss) amounted to $110,798 and $66,113, respectively.